Term Loan (Tables)	12 Months Ended
Mar. 31, 2023
Term Loan Disclosure [Abstract]
Schedule of term loan [Table Text Block]
Balance - March 31, 2021	$-
Atlantic acquisition (Note 5)	10,978,065
Interest	254,802
Repayment	(1,715,575)
Foreign exchange movement	(142,048)
Balance - March 31, 2022	9,375,244
Interest	272,765
Repayment	(1,990,988)
Foreign exchange movement	(518,076)
Balance - March 31, 2023	$7,138,945